Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment Reporting - Schedule of Segment Reporting Information by Segment

6 months ended June 30,	2023 (unaudited)			2022 (unaudited)
USD'000	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total
Revenues from external customers	10,156	4,595	14,751	9,671	985	10,656
Intersegment revenues	—	231	231	—	180	180
Interest revenue	38	17	55	—	—	—
Interest expense	36	16	52	110	11	121
Depreciation and amortization	190	86	275	181	19	200
Segment income /(loss) before income taxes	718	(1,262)	(544)	687	(860)	(173)
Profit / (loss) from intersegment sales	—	11	11	—	9	9
Income tax recovery /(expense)	—	(320)	(320)	—	(1)	(1)
Segment assets	13,279	7,864	24,148	13,279	1,695	14,974

Segment Reporting - Schedule of Reconciliation of Revenue
6 months ended June 30,	2023	2022
	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	14,982	10,836
Elimination of intersegment revenue	(231)	(180)
Total consolidated revenue	14,751	10,656

Loss reconciliation
Total profit / (loss) from reportable segments	(544)	(173)
Elimination of intersegment profits	(11)	(9)
Income /(Loss) before income taxes	(555)	(182)

Segment Reporting - Schedule of Reconciliation of Assets
As at June 30,	2023	2022
	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	24,148	14,974
Elimination of intersegment receivables	(71)	(279)
Consolidated total assets	24,077	14,695

Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	6 months ended June 30,
USD'000	2023 (unaudited)	2022 (unaudited)
France	140	94
Rest of EMEA*	4,281	1,959
North America	8,374	6,937
Asia Pacific	1,956	1,616
Latin America	—	50
Total net sales	14,751	10,656
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at June 30,	As at December 31,
USD'000	2023	2022
France	2,181	782
Total Property, plant and equipment, net of depreciation	2,181	782